JPMorgan International Hedged Equity Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.2%
Australia — 6.1%
ANZ Group Holdings Ltd.	13	217
Aurizon Holdings Ltd.	28	71
BHP Group Ltd.	38	1,190
Brambles Ltd.	16	153
Commonwealth Bank of Australia	11	766
Dexus, REIT	17	95
Endeavour Group Ltd.	25	104
Glencore plc	22	131
Goodman Group, REIT	43	588
GPT Group (The), REIT	36	107
Insurance Australia Group Ltd.	41	166
Macquarie Group Ltd.	5	600
Medibank Pvt Ltd.	110	259
Mirvac Group, REIT	128	201
National Australia Bank Ltd.	17	322
Newcrest Mining Ltd.	7	131
QBE Insurance Group Ltd.	40	424
Rio Tinto Ltd.	17	1,353
Rio Tinto plc	8	529
Santos Ltd.	88	472
Wesfarmers Ltd.	7	232
Westpac Banking Corp.	48	726
Woodside Energy Group Ltd.	7	178
Woolworths Group Ltd.	22	573
		9,588
Belgium — 0.5%
KBC Group NV	12	869
China — 0.6%
BOC Hong Kong Holdings Ltd.	104	316
Prosus NV *	7	583
Xinyi Glass Holdings Ltd.	47	78
		977
Denmark — 3.0%
Carlsberg A/S, Class B	5	816
Genmab A/S *	1	191
Novo Nordisk A/S, Class B	22	3,531
Vestas Wind Systems A/S *	6	158
		4,696
Finland — 1.1%
Kone OYJ, Class B	5	273
Nokia OYJ	53	210
Nordea Bank Abp	110	1,243
		1,726
France — 12.1%
Air Liquide SA	11	1,951

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Airbus SE	7	1,033
Alstom SA	12	381
AXA SA	7	219
BNP Paribas SA	18	1,194
Capgemini SE	6	1,167
Engie SA	64	1,049
Kering SA	1	413
Legrand SA	10	967
L'Oreal SA	4	1,936
LVMH Moet Hennessy Louis Vuitton SE	4	3,508
Orange SA	43	484
Pernod Ricard SA	2	383
Safran SA	7	1,130
Societe Generale SA	15	413
TotalEnergies SE	17	1,037
Veolia Environnement SA	6	211
Vinci SA	14	1,595
		19,071
Germany — 8.0%
adidas AG	2	397
Allianz SE (Registered)	8	1,955
BASF SE	2	83
Bayer AG (Registered)	6	373
Brenntag SE	2	128
Deutsche Telekom AG (Registered)	59	1,275
DHL Group	20	1,030
Dr Ing hc F Porsche AG (Preference) (a)	4	444
Infineon Technologies AG	32	1,407
Mercedes-Benz Group AG	4	311
Merck KGaA	1	230
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2	862
RWE AG	28	1,215
SAP SE	10	1,331
Siemens AG (Registered)	7	1,212
Symrise AG	1	94
Zalando SE * (b)	6	222
		12,569
Hong Kong — 2.2%
AIA Group Ltd.	119	1,191
CK Asset Holdings Ltd.	45	261
CLP Holdings Ltd.	10	81
Hong Kong Exchanges & Clearing Ltd.	15	653
Link, REIT	19	105
Prudential plc	37	507

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Sun Hung Kai Properties Ltd.	19	239
Techtronic Industries Co. Ltd.	38	432
		3,469
Ireland — 0.5%
Kingspan Group plc	6	497
Kingspan Group plc	3	255
		752
Italy — 1.0%
Enel SpA	26	177
FinecoBank Banca Fineco SpA	35	539
UniCredit SpA	33	839
		1,555
Japan — 23.3%
AGC, Inc.	6	202
Ajinomoto Co., Inc.	20	779
Asahi Group Holdings Ltd.	21	810
Asahi Kasei Corp.	30	205
Bridgestone Corp.	20	822
Central Japan Railway Co.	6	790
Daiichi Sankyo Co. Ltd.	36	1,118
Daikin Industries Ltd.	5	1,031
Daiwa House Industry Co. Ltd.	24	660
Denso Corp.	12	808
Dentsu Group, Inc.	23	783
Fast Retailing Co. Ltd.	1	150
Fuji Electric Co. Ltd.	9	420
Hitachi Ltd.	17	1,139
Honda Motor Co. Ltd.	28	893
Hoya Corp.	9	1,071
ITOCHU Corp.	26	1,044
Japan Airlines Co. Ltd.	7	143
Kao Corp.	7	274
Keyence Corp.	3	1,526
Komatsu Ltd.	3	73
Konami Group Corp.	6	353
Kyowa Kirin Co. Ltd.	25	485
Mitsubishi Corp.	27	1,392
Mitsubishi UFJ Financial Group, Inc.	58	469
Mitsui Fudosan Co. Ltd.	31	635
Murata Manufacturing Co. Ltd.	12	731
NIDEC Corp.	3	155
Nintendo Co. Ltd.	6	280
Nippon Paint Holdings Co. Ltd.	34	308
Nippon Steel Corp.	6	144
Nippon Telegraph & Telephone Corp.	735	842
Nomura Research Institute Ltd.	15	438

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Ono Pharmaceutical Co. Ltd.	6	106
ORIX Corp.	33	627
Osaka Gas Co. Ltd.	9	145
Otsuka Corp.	11	466
Recruit Holdings Co. Ltd.	12	409
Renesas Electronics Corp. *	17	336
Seven & i Holdings Co. Ltd.	10	427
Shimadzu Corp.	6	176
Shin-Etsu Chemical Co. Ltd.	43	1,397
Shionogi & Co. Ltd.	5	205
Shiseido Co. Ltd.	12	539
SoftBank Group Corp.	4	224
Sony Group Corp.	18	1,677
Sumitomo Electric Industries Ltd.	36	464
Sumitomo Metal Mining Co. Ltd.	15	515
Sumitomo Mitsui Financial Group, Inc.	30	1,410
Suzuki Motor Corp.	16	631
T&D Holdings, Inc.	41	673
Takeda Pharmaceutical Co. Ltd.	4	116
Terumo Corp.	27	871
Tokio Marine Holdings, Inc.	41	941
Tokyo Electron Ltd.	9	1,396
Toyota Motor Corp.	90	1,503
Yamato Holdings Co. Ltd.	28	524
		36,751
Macau — 0.1%
Sands China Ltd. *	61	234
Netherlands — 6.1%
Adyen NV * (b)	—	410
ASML Holding NV	5	3,729
Koninklijke Ahold Delhaize NV	20	687
Koninklijke KPN NV	208	755
NN Group NV	21	801
Shell plc	89	2,688
Wolters Kluwer NV	5	597
		9,667
Singapore — 1.1%
DBS Group Holdings Ltd.	35	895
Oversea-Chinese Banking Corp. Ltd.	18	182
Sea Ltd., ADR *	3	232
United Overseas Bank Ltd.	17	379
		1,688
South Korea — 0.1%
Delivery Hero SE * (b)	3	151

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	52	412
Banco Santander SA	64	260
Iberdrola SA	147	1,832
Industria de Diseno Textil SA	21	823
		3,327
Sweden — 2.5%
Atlas Copco AB, Class A	98	1,383
Sandvik AB	20	398
Skandinaviska Enskilda Banken AB, Class A	62	755
Volvo AB, Class B	61	1,352
		3,888
Switzerland — 5.4%
Cie Financiere Richemont SA (Registered)	6	881
DSM-Firmenich AG	6	639
Givaudan SA (Registered)	—	169
Julius Baer Group Ltd.	4	312
Lonza Group AG (Registered)	2	1,365
Novartis AG (Registered)	20	2,042
SGS SA (Registered)	6	617
Sika AG (Registered)	4	1,080
UBS Group AG (Registered)	19	424
Zurich Insurance Group AG	2	979
		8,508
United Kingdom — 12.5%
3i Group plc	57	1,435
AstraZeneca plc	21	3,002
Barclays plc	404	802
Berkeley Group Holdings plc	13	741
BP plc	352	2,185
British American Tobacco plc	14	472
DCC plc	4	229
Diageo plc	38	1,657
HSBC Holdings plc	115	954
InterContinental Hotels Group plc	13	975
Intertek Group plc	2	108
Lloyds Banking Group plc	1,608	929
London Stock Exchange Group plc	4	435
Reckitt Benckiser Group plc	10	755
RELX plc	47	1,568
SSE plc	33	716
Standard Chartered plc	106	1,022
Taylor Wimpey plc	114	168
Tesco plc	212	702
Unilever plc	17	894
		19,749

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 7.9%
CSL Ltd.	5	800
GSK plc	53	950
Nestle SA (Registered)	32	3,928
Roche Holding AG	9	2,905
Sanofi	5	509
Schneider Electric SE	10	1,779
Stellantis NV	77	1,588
		12,459
Total Common Stocks (Cost $118,340)		151,694
	NO. OF CONTRACTS
Options Purchased — 0.4%
Put Options Purchased — 0.4%
United States — 0.4%
MSCI EAFE Index
9/29/2023 at USD 2,015.00, European Style
Notional Amount: USD 157,694
Counterparty: Exchange-Traded * (Cost $1,323)	717	599
	SHARES (000)
Short-Term Investments — 3.6%
Investment Companies — 3.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.18% (c) (d)(Cost $5,658)	5,658	5,658
Total Investments — 100.2% (Cost $125,321)		157,951
Liabilities in Excess of Other Assets — (0.2)%		(255)
NET ASSETS — 100.0%		157,696

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.1%
Pharmaceuticals	9.9
Insurance	5.7
Semiconductors & Semiconductor Equipment	4.3
Oil, Gas & Consumable Fuels	4.2
Chemicals	3.8
Automobiles	3.4
Textiles, Apparel & Luxury Goods	3.3
Food Products	3.0
Machinery	2.7
Metals & Mining	2.5
Capital Markets	2.4
Beverages	2.3
Personal Care Products	2.3
Electrical Equipment	2.2
Diversified Telecommunication Services	2.1
Professional Services	2.1
Electric Utilities	1.8
Household Durables	1.6
Industrial Conglomerates	1.6
Trading Companies & Distributors	1.6
Consumer Staples Distribution & Retail	1.6
Electronic Equipment, Instruments & Components	1.5
Aerospace & Defense	1.4
Automobile Components	1.3
IT Services	1.3
Building Products	1.3
Health Care Equipment & Supplies	1.2
Real Estate Management & Development	1.1
Construction & Engineering	1.0
Air Freight & Logistics	1.0
Others (each less than 1.0%)	10.8
Short-Term Investments	3.6

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	29	09/15/2023	USD	3,199	29
SPI 200 Index	21	09/21/2023	AUD	2,601	101
					130

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar
Written Call Options Contracts as of July 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	717	USD 157,694	USD 2,240.00	9/29/2023	(1,925)
Written Put Options Contracts as of July 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	717	USD 157,694	USD 1,700.00	9/29/2023	(40)
Total Written Options Contracts (Premiums Received $1,246)						(1,965)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures and options contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$9,588	$—	$9,588
Belgium	—	869	—	869
China	—	977	—	977
Denmark	—	4,696	—	4,696
Finland	—	1,726	—	1,726
France	—	19,071	—	19,071

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$12,569	$—	$12,569
Hong Kong	—	3,469	—	3,469
Ireland	497	255	—	752
Italy	—	1,555	—	1,555
Japan	—	36,751	—	36,751
Macau	—	234	—	234
Netherlands	—	9,667	—	9,667
Singapore	232	1,456	—	1,688
South Korea	—	151	—	151
Spain	—	3,327	—	3,327
Sweden	—	3,888	—	3,888
Switzerland	639	7,869	—	8,508
United Kingdom	—	19,749	—	19,749
United States	—	12,459	—	12,459
Total Common Stocks	1,368	150,326	—	151,694
Options Purchased	599	—	—	599
Short-Term Investments
Investment Companies	5,658	—	—	5,658
Total Investments in Securities	$7,625	$150,326	$—	$157,951
Appreciation in Other Financial Instruments
Futures Contracts	$130	$—	$—	$130
Depreciation in Other Financial Instruments
Options Written
Call Options Written	(1,925)	—	—	(1,925)
Put Options Written	(40)	—	—	(40)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,835)	$—	$—	$(1,835)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.18% (a) (b)	$6,096	$68,686	$69,124	$—	$—	$5,658	5,658	$173	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.